First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 69.7%
	Construction & Engineering — 3.3%
638,184	Fluor Corp. (b)	$30,696,651
212,382	Quanta Services, Inc.	56,361,935
		87,058,586
	Electric Utilities — 16.6%
950,896	Alliant Energy Corp.	52,926,871
634,996	American Electric Power Co., Inc.	62,305,808
33,987	Constellation Energy Corp.	6,450,733
181,278	Duke Energy Corp.	19,808,247
39,395	Emera, Inc. (CAD)	1,422,118
996,882	Enel S.p.A., ADR	7,077,862
295,498	Entergy Corp.	34,268,903
584,898	Evergy, Inc.	33,924,084
189,579	Eversource Energy	12,305,573
71,848	Exelon Corp.	2,672,746
582,909	Fortis, Inc. (CAD)	24,369,324
129,096	Iberdrola S.A., ADR	6,808,523
130,588	IDACORP, Inc.	12,764,977
184,459	Orsted A/S, ADR (b)	3,655,977
2,127,279	PPL Corp.	63,222,732
641,973	Southern (The) Co.	53,617,585
579,837	Xcel Energy, Inc.	33,792,900
		431,394,963
	Energy Equipment & Services — 0.4%
498,284	Archrock, Inc.	10,329,427
	Gas Utilities — 7.6%
667,511	AltaGas Ltd. (CAD)	15,916,026
349,986	Atmos Energy Corp.	44,756,210
55,443	Chesapeake Utilities Corp.	6,543,937
1,355,893	National Fuel Gas Co.	79,441,771
270,936	New Jersey Resources Corp.	12,666,258
504,506	ONE Gas, Inc.	35,128,753
92,060	UGI Corp.	2,281,247
		196,734,202
	Independent Power and Renewable Electricity Producers — 2.5%
1,484,089	AES (The) Corp.	26,401,943
542,709	Clearway Energy, Inc., Class A	13,366,923
98,361	Northland Power, Inc. (CAD)	1,644,990
285,288	Vistra Corp.	22,600,516
		64,014,372
	Multi-Utilities — 13.7%
90,576	Ameren Corp.	7,179,959
1,099,504	Atco Ltd., Class I (CAD)	34,108,396
75,176	Canadian Utilities Ltd., Class A (CAD)	1,760,359
Shares	Description	Value

	Multi-Utilities (Continued)
609,564	CenterPoint Energy, Inc.	$16,915,401
494,056	CMS Energy Corp.	32,014,829
252,035	Dominion Energy, Inc.	13,473,791
272,074	DTE Energy Co.	32,793,079
909,828	Public Service Enterprise Group, Inc.	72,576,980
1,328,207	Sempra	106,336,252
451,363	WEC Energy Group, Inc.	38,844,300
		356,003,346
	Oil, Gas & Consumable Fuels — 24.9%
220,924	Cheniere Energy, Inc.	40,349,559
1,408,767	DT Midstream, Inc.	106,164,681
972,712	Enbridge, Inc.	36,398,883
1,852,557	Keyera Corp. (CAD)	52,263,133
5,733,937	Kinder Morgan, Inc.	121,158,089
1,479,023	ONEOK, Inc.	123,246,987
568,909	Targa Resources Corp.	76,962,010
816,119	TC Energy Corp.	34,611,607
1,293,642	Williams (The) Cos., Inc.	55,548,987
		646,703,936
	Water Utilities — 0.7%
10,471	American Water Works Co., Inc.	1,490,651
438,624	Essential Utilities, Inc.	17,830,066
		19,320,717
	Total Common Stocks	1,811,559,549
	(Cost $1,433,382,446)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 28.5%
	Chemicals — 0.9%
999,171	Westlake Chemical Partners, L.P.	22,910,991
	Energy Equipment & Services — 0.1%
144,144	USA Compression Partners, L.P.	3,306,663
	Independent Power and Renewable Electricity Producers — 0.8%
811,300	NextEra Energy Partners, L.P. (c)	20,728,715
	Oil, Gas & Consumable Fuels — 26.7%
474,549	Cheniere Energy Partners, L.P.	24,989,750
11,188,004	Energy Transfer, L.P.	182,028,825
5,006	EnLink Midstream LLC (c)	68,432
7,388,985	Enterprise Products Partners, L.P.	213,246,107

First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
510,829	Hess Midstream, L.P., Class A (c)	$19,145,871
2,327,439	MPLX, L.P.	99,660,938
6,381,330	Plains GP Holdings, L.P., Class A (c)	121,883,403
590,031	Sunoco, L.P.	32,404,503
		693,427,829
	Total Master Limited Partnerships	740,374,198
	(Cost $460,510,839)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
24,913,935	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (d)	24,913,935
	(Cost $24,913,935)

	Total Investments — 99.1%	2,576,847,682
	(Cost $1,918,807,220)
	Net Other Assets and Liabilities — 0.9%	22,591,506
	Net Assets — 100.0%	$2,599,439,188

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,811,559,549	$ 1,811,559,549	$ —	$ —
Master Limited Partnerships*	740,374,198	740,374,198	—	—
Money Market Funds	24,913,935	24,913,935	—	—
Total Investments	$2,576,847,682	$2,576,847,682	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust EIP Carbon Impact ETF (ECLN)
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 88.3%
	Construction & Engineering — 3.4%
5,917	Fluor Corp. (b)	$284,608
1,508	Quanta Services, Inc.	400,193
		684,801
	Electric Utilities — 33.3%
10,812	Alliant Energy Corp.	601,796
8,292	American Electric Power Co., Inc.	813,611
511	Constellation Energy Corp.	96,988
1,999	Duke Energy Corp.	218,431
472	Edison International	37,765
4,040	Emera, Inc. (CAD)	145,840
32,362	Enel S.p.A., ADR	229,770
1,762	Entergy Corp.	204,339
9,138	Evergy, Inc.	530,004
2,057	Eversource Energy	133,520
7,468	Fortis, Inc. (CAD)	312,210
10,432	Hydro One Ltd. (CAD) (c) (d)	326,942
4,051	Iberdrola S.A., ADR	213,650
4,390	IDACORP, Inc.	429,122
3,389	OGE Energy Corp.	131,392
1,611	Orsted A/S (DKK) (b) (c) (d) (e)	96,022
23,662	PPL Corp.	703,235
9,824	Southern (The) Co.	820,500
12,158	Xcel Energy, Inc.	708,568
		6,753,705
	Gas Utilities — 10.0%
4,688	AltaGas Ltd. (CAD)	111,780
6,176	Atmos Energy Corp.	789,787
818	Chesapeake Utilities Corp.	96,549
9,532	National Fuel Gas Co.	558,480
846	New Jersey Resources Corp.	39,550
6,161	ONE Gas, Inc.	428,990
		2,025,136
	Independent Power and Renewable Electricity Producers — 6.6%
19,477	AES (The) Corp.	346,496
22,579	Clearway Energy, Inc., Class A	556,121
9,039	EDP Renovaveis S.A. (EUR) (e)	140,521
7,062	Northland Power, Inc. (CAD)	118,105
2,143	Vistra Corp.	169,768
		1,331,011
	Multi-Utilities — 19.4%
810	Ameren Corp.	64,209
13,259	Atco Ltd., Class I (CAD)	411,316
3,097	CenterPoint Energy, Inc.	85,942
9,292	CMS Energy Corp.	602,122
1,973	Dominion Energy, Inc.	105,476
Shares	Description	Value

	Multi-Utilities (Continued)
4,565	DTE Energy Co.	$550,219
7,943	Public Service Enterprise Group, Inc.	633,613
10,472	Sempra	838,388
7,447	WEC Energy Group, Inc.	640,889
		3,932,174
	Oil, Gas & Consumable Fuels — 14.5%
2,047	Cheniere Energy, Inc.	373,864
14,795	DT Midstream, Inc.	1,114,951
6,187	Targa Resources Corp.	836,977
14,138	Williams (The) Cos., Inc.	607,086
		2,932,878
	Water Utilities — 1.1%
578	American Water Works Co., Inc.	82,284
3,638	Essential Utilities, Inc.	147,885
		230,169
	Total Common Stocks	17,889,874
	(Cost $16,394,788)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) — 5.6%
	Independent Power and Renewable Electricity Producers — 2.3%
13,335	Brookfield Renewable Partners, L.P. (CAD)	324,912
5,813	NextEra Energy Partners, L.P. (f)	148,522
		473,434
	Oil, Gas & Consumable Fuels — 3.3%
12,696	Cheniere Energy Partners, L.P.	668,571
	Total Master Limited Partnerships	1,142,005
	(Cost $1,353,615)

First Trust EIP Carbon Impact ETF (ECLN)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 5.5%
1,113,039	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (g)	$1,113,039
	(Cost $1,113,039)

	Total Investments — 99.4%	20,144,918
	(Cost $18,861,442)
	Net Other Assets and Liabilities — 0.6%	129,726
	Net Assets — 100.0%	$20,274,644

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At July 31, 2024, securities noted as such are valued at $236,543 or 1.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value
between the foreign markets’ close and the New York Stock
Exchange close exceeding a certain threshold. On days when
this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they
are principally traded.

(f)	This security is taxed as a “C” corporation for federal income tax purposes.
(g)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
DKK	– Danish Krone
EUR	– Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Electric Utilities	$ 6,753,705	$ 6,657,683	$ 96,022	$ —
Independent Power and Renewable Electricity Producers	1,331,011	1,190,490	140,521	—
Other Industry Categories*	9,805,158	9,805,158	—	—
Master Limited Partnerships*	1,142,005	1,142,005	—	—
Money Market Funds	1,113,039	1,113,039	—	—
Total Investments	$20,144,918	$19,908,375	$236,543	$—

*	See Portfolio of Investments for industry breakout.

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 74.3%
	Construction & Engineering — 1.2%
14,773	Quanta Services, Inc.	$3,920,459
	Electric Utilities — 8.5%
47,062	Alliant Energy Corp.	2,619,471
49,125	American Electric Power Co., Inc.	4,820,145
310,435	Enel S.p.A., ADR	2,204,088
13,637	Entergy Corp.	1,581,483
59,455	Evergy, Inc.	3,448,390
24,961	Eversource Energy	1,620,218
6,988	Exelon Corp.	259,954
42,085	Iberdrola S.A., ADR	2,219,563
9,771	IDACORP, Inc.	955,115
83,550	PPL Corp.	2,483,106
46,198	Southern (The) Co.	3,858,457
23,817	Xcel Energy, Inc.	1,388,055
		27,458,045
	Energy Equipment & Services — 7.1%
174,688	Archrock, Inc.	3,621,282
26,986	Cactus, Inc., Class A	1,703,356
117,401	Halliburton Co.	4,071,467
61,928	Helmerich & Payne, Inc.	2,503,130
117,379	NOV, Inc.	2,443,831
152,018	Patterson-UTI Energy, Inc.	1,670,678
80,995	Schlumberger N.V.	3,911,249
105,315	TechnipFMC PLC	3,106,792
		23,031,785
	Gas Utilities — 3.8%
26,747	AltaGas Ltd. (CAD)	637,751
18,614	Atmos Energy Corp.	2,380,358
139,871	National Fuel Gas Co.	8,195,042
12,826	ONE Gas, Inc.	893,075
		12,106,226
	Independent Power and Renewable Electricity Producers — 2.3%
95,487	AES (The) Corp.	1,698,714
107,117	Clearway Energy, Inc., Class A	2,638,291
37,281	Vistra Corp.	2,953,401
		7,290,406
	Multi-Utilities — 5.9%
12,063	Ameren Corp.	956,234
163,925	Atco Ltd., Class I (CAD)	5,085,219
33,770	CenterPoint Energy, Inc.	937,117
12,057	CMS Energy Corp.	781,294
7,536	DTE Energy Co.	908,314
18,399	Public Service Enterprise Group, Inc.	1,467,688
Shares	Description	Value

	Multi-Utilities (Continued)
79,553	Sempra	$6,369,013
28,545	WEC Energy Group, Inc.	2,456,583
		18,961,462
	Oil, Gas & Consumable Fuels — 45.0%
320,520	BP PLC, ADR	11,343,203
66,853	Canadian Natural Resources Ltd. (CAD)	2,373,617
16,668	Cheniere Energy, Inc.	3,044,243
83,421	Coterra Energy, Inc.	2,152,262
71,055	DHT Holdings, Inc.	834,896
14,793	Diamondback Energy, Inc.	2,992,772
64,904	DT Midstream, Inc.	4,891,165
93,435	Enbridge, Inc.	3,496,338
48,165	EOG Resources, Inc.	6,107,322
46,345	EQT Corp.	1,599,366
104,010	Exxon Mobil Corp.	12,334,546
33,497	Frontline PLC	824,361
26,901	HF Sinclair Corp.	1,384,594
195,438	Imperial Oil Ltd. (CAD)	14,001,211
28,421	International Seaways, Inc.	1,591,576
172,739	Keyera Corp. (CAD)	4,873,200
448,523	Kinder Morgan, Inc.	9,477,291
5,640	Marathon Petroleum Corp.	998,393
25,377	Okeanis Eco Tankers Corp. (b) (c)	824,499
85,178	ONEOK, Inc.	7,097,883
6,967	Phillips 66	1,013,559
73,718	Range Resources Corp.	2,302,213
210,212	Shell PLC, ADR	15,391,723
15,022	SM Energy Co.	694,016
307,816	Southwestern Energy Co. (d)	1,985,413
34,163	Targa Resources Corp.	4,621,571
97,599	TC Energy Corp.	4,139,174
243,255	TotalEnergies SE, ADR	16,487,824
55,070	Tourmaline Oil Corp. (CAD)	2,423,136
5,374	Valero Energy Corp.	869,083
61,707	Williams (The) Cos., Inc.	2,649,699
		144,820,149
	Water Utilities — 0.5%
40,044	Essential Utilities, Inc.	1,627,789
	Total Common Stocks	239,216,321
	(Cost $211,398,814)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 24.8%
	Energy Equipment & Services — 0.2%
33,104	USA Compression Partners, L.P.	759,405

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Independent Power and Renewable Electricity Producers — 0.4%
48,844	NextEra Energy Partners, L.P. (e)	$1,247,964
	Oil, Gas & Consumable Fuels — 24.2%
83,768	Alliance Resource Partners, L.P.	2,077,446
125,324	Cheniere Energy Partners, L.P.	6,599,562
993,775	Energy Transfer, L.P.	16,168,719
762,549	Enterprise Products Partners, L.P.	22,007,164
90,831	Kimbell Royalty Partners, L.P. (e)	1,496,895
260,484	MPLX, L.P.	11,153,925
16,116	Natural Resource Partners, L.P.	1,466,878
568,325	Plains GP Holdings, L.P., Class A (e)	10,855,008
60,252	Sunoco, L.P.	3,309,040
128,780	TXO Partners, L.P.	2,641,278
		77,775,915
	Total Master Limited Partnerships	79,783,284
	(Cost $64,485,771)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
2,342,039	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (f)	2,342,039
	(Cost $2,342,039)

	Total Investments — 99.8%	321,341,644
	(Cost $278,226,624)
	Net Other Assets and Liabilities — 0.2%	645,108
	Net Assets — 100.0%	$321,986,752

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 239,216,321	$ 239,216,321	$ —	$ —
Master Limited Partnerships*	79,783,284	79,783,284	—	—
Money Market Funds	2,342,039	2,342,039	—	—
Total Investments	$321,341,644	$321,341,644	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund IV
Additional Information
July 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.